PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Condensed balance sheets - Parenthetical (Details) - $ / shares	Dec. 31, 2019	Oct. 31, 2019	Oct. 30, 2019	Oct. 29, 2019	Dec. 31, 2018
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value per share	$ 0.01				$ 0.01
Ordinary shares authorized	0			100,000	100,000,000
Ordinary Shares issued	0				8,596,900
Ordinary shares outstanding	0				0
Class A Ordinary Shares
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value per share	$ 0.01	$ 0.01			$ 0.01
Ordinary shares authorized	70,000,000	70,000,000	700,000	71,369	0
Ordinary Shares issued	7,004,900				0
Ordinary shares outstanding	7,004,900				0
Class B Ordinary Shares
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value per share	$ 0.01				$ 0.01
Ordinary shares authorized	30,000,000	30,000,000	300,000	28,631	0
Ordinary Shares issued	2,863,100				0
Ordinary shares outstanding	2,863,100				0
Parent Company | Reportable Legal Entity
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value per share	$ 0.01				$ 0.01
Ordinary shares authorized	0				100,000,000
Ordinary Shares issued	0				8,596,900
Ordinary shares outstanding	0				8,596,900
Parent Company | Class A Ordinary Shares | Reportable Legal Entity
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value per share	$ 0.01				$ 0.01
Ordinary shares authorized	70,000,000				0
Ordinary Shares issued	7,004,900				0
Ordinary shares outstanding	7,004,900				0
Parent Company | Class B Ordinary Shares | Reportable Legal Entity
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value per share	$ 0.01
Ordinary shares authorized	30,000,000				0
Ordinary Shares issued	2,863,100				0
Ordinary shares outstanding	2,863,100				0